Other Income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other Income
Creditors settlements	$ 16,637,801
Other income	129,913	$ 4,649
Total other income	$ 16,767,714	$ 4,649